Asset retirement obligations - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset retirement obligations
Provisions, current liabilities	$ 1,230	$ 1,363
Provisions, non-current liabilities	8,493	7,095
Asset retirement obligations
Change in the provision for asset retirement obligations
Balance at beginning of the period	3,115	3,168
Present value valuation	37	15
Settlements	(47)	(27)
Revisions on cash flows estimates	812	229
Translation adjustment	43	(270)
Balance at end of the period	3,960	3,115
Asset retirement obligations
Provisions, current liabilities	158	85
Provisions, non-current liabilities	$ 3,802	$ 3,030